2. Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 45,637,025	$ 40,186,557
Gross Unrealized Gains - Available for sale Securities	423,881	15,373
Gross Unrealized Losses - Available for sale Securities	94,156	835,099
Fair Value - Available for sale Securities	45,966,750	39,366,831
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	18,002,549	14,010,100
Gross Unrealized Gains - Available for sale Securities	99,743	394
Gross Unrealized Losses - Available for sale Securities	40,672	259,391
Fair Value - Available for sale Securities	18,061,620	13,751,103
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities	16,169,819	16,020,892
Gross Unrealized Gains - Available for sale Securities	86,874	2,701
Gross Unrealized Losses - Available for sale Securities	51,318	449,068
Fair Value - Available for sale Securities	16,205,375	15,574,525
ABS and OAS
Available for sale Securities
Amortized Cost - Available for sale Securities	2,799,657	1,988,565
Gross Unrealized Gains - Available for sale Securities	55,418	3,806
Gross Unrealized Losses - Available for sale Securities	2,166	6,242
Fair Value - Available for sale Securities	2,852,909	1,986,129
Other investments
Available for sale Securities
Amortized Cost - Available for sale Securities	8,665,000	8,167,000
Gross Unrealized Gains - Available for sale Securities	181,846	8,472
Gross Unrealized Losses - Available for sale Securities	0	120,398
Fair Value - Available for sale Securities	$ 8,846,846	$ 8,055,074